Share Capital and Share-based Payments - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments of Cash Settled RSUs Outstanding (Details) - Equinox Gold Restricted Share Unit Plan - shares
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Settled Restricted Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	899,667	363,682
Granted (in shares)	650,400	888,100
Settled (in shares)	(305,631)	(126,883)
Forfeited (in shares)	(149,001)	(225,232)
Outstanding - ending balance (in shares)	1,095,435	899,667
Cash Settled Performance Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	737,200	23,200
Granted (in shares)	43,800	741,800
Settled (in shares)	0	0
Forfeited (in shares)	(72,000)	(27,800)
Outstanding - ending balance (in shares)	709,000	737,200